4. Disposition of SPI China (Details - Statement of operation) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss from discontinued operations, net of tax	$ 0	$ (6,122)	$ (64,445)
Discontinued Operations [Member] | SPI China [Member]
Net sales	0	4,681	5,945
Cost of sales	0	2,027	6,235
Gross profit (loss)	0	2,654	(290)
General and administrative	0	2,904	8,391
Sales, marketing and customer service	0	887	4,796
Provision for doubtful accounts, notes and other receivable	0	195	7,485
Impairment charges on goodwill and intangible assets	0	0	205
Impairment charges on property, plant and equipment	0	0	3,755
Impairment charges on project assets	0	0	3,354
Impairment charges on finance lease receivable	0	0	23,967
Total operating expense	0	3,986	51,953
Total other income (expense), net	0	(4,790)	(12,188)
Loss from discontinued operations before income tax	0	(6,122)	(64,431)
Income tax expense (benefit)	0	0	14
Loss from discontinued operations, net of tax	$ 0	$ (6,122)	$ (64,445)